New and amended standards and interpretations (Tables)	6 Months Ended
Jun. 30, 2023
Disclosure of expected impact of initial application of new standards or interpretations [abstract]
New and amended standards and interpretations
Further, at the date of authorization of these financial statements, On has not applied the following new and revised IFRS Standards that have been issued by the IASB but are not yet effective:

Description	Standard Reference	IASB Effective Date

Classification of liabilities as current or non-current	Amendments to IAS 1	January 1, 2024
Lease liability in a sale and leaseback	Amendment to IFRS 16	January 1, 2024
Supplier Finance Arrangements	Amendment to IAS 7 and IFRS 7	January 1, 2024